Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521

1933 Act File No. 333-235734
1940 Act File No. 811-23504

October 1, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	AIM ETF Products Trust (the “Registrant”)
File Nos. 333-235734 and 811-23504
CIK No. 0001797318

Ladies and Gentlemen:
On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 5/8 (the “Amendment”) to the Registrant’s registration statement on Form N-1A.  This Amendment is being filed in order to register shares of three new series of the Registrant designated as the AllianzIM U.S. Large Cap Buffer7 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF (the “January Series Funds”). The Amendment relates only to the January Series Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.
Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed (1) a pre-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 15, 2020 (Accession No. 0001137439-20-000250) (“April Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF series of the Registrant (the “April Series Funds”); (2) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 21, 2020 (Accession No. 0001137439-20-000290) (“July Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF series of the Registrant (the

“July Series Funds”); and (3) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 1, 2020 (Accession No. 0001137439-20-000647) (“October Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF series of the Registrant (the “October Series Funds”, and collectively with the April Series Funds and July Series Funds, the “Prior Funds”).
Because: (1) the January Series Funds employ investment objectives, policies and techniques that are identical to the Prior Funds with the exception of the Outcome Period (as defined in the April Funds Amendment, July Funds Amendment, October Funds Amendment and the Amendment), as described below, and the addition of the AllianzIM U.S. Large Cap Buffer7 Jan ETF, which is substantially similar to the AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF (and the corresponding Prior Funds), also as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectuses and SAIs of the Prior Funds that were included in the April Funds Amendment, July Funds Amendment and October Funds Amendment, respectively, the Registrant believes that the Amendment is eligible for selective review. As noted above, the primary difference between the January Series Funds and the Prior Funds is the Outcome Period.  For the April Series Funds, the initial Outcome Period is June 1, 2020 through March 31, 2021, and each subsequent Outcome Period will be a one-year period from April 1 to March 31.  For the July Series Funds, the initial Outcome Period is July 1, 2020 through June 30, 2021, and each subsequent Outcome Period will be a one-year period from July 1 to June 30. For the October Series Funds, the initial Outcome Period is October 1, 2020 through September 30, 2021, and each subsequent Outcome Period will be a one-year period from October 1 to September 30. For the January Series Funds, the initial Outcome Period is January 1, 2020 through December 31, 2021, and each subsequent Outcome Period will be a one-year period from January 1 to December 31.
As noted above, the Amendment also includes a new series, the AllianzIM U.S. Large Cap Buffer7 Jan ETF, which is substantially similar to the AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF (and the corresponding Prior Funds) with the exception of the Buffer (as defined in the April Funds Amendment, July Funds Amendment, October Funds Amendment and the Amendment). For the AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF, and the corresponding Prior Funds, the Buffers are 10% and 20%, respectively. For the AllianzIM U.S. Large Cap Buffer7 Jan ETF, the Buffer is 7%.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ J. Stephen Feinour, Jr., Esq.
J. Stephen Feinour, Jr., Esq.